Restructuring (Cash Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Beginning balance	$ 4,144
Ending balance	27,590	$ 4,144
2016 Restructuring
Restructuring Reserve [Roll Forward]
Costs incurred in 2016	36,732
Payments	(5,734)
Facility deferred rent reclassified to restructuring liability	1,326
Foreign currency translation adjustment	(19)
Ending balance	32,305
2016 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Costs incurred in 2016	21,252
Payments	(2,742)
Facility deferred rent reclassified to restructuring liability	0
Foreign currency translation adjustment	(30)
Ending balance	18,480
2016 Restructuring | Facility Related
Restructuring Reserve [Roll Forward]
Costs incurred in 2016	7,165
Payments	(601)
Facility deferred rent reclassified to restructuring liability	1,326
Foreign currency translation adjustment	(8)
Ending balance	7,882
2016 Restructuring | Contract and Other Costs
Restructuring Reserve [Roll Forward]
Costs incurred in 2016	8,315
Payments	(2,391)
Facility deferred rent reclassified to restructuring liability	0
Foreign currency translation adjustment	19
Ending balance	5,943
2014 Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	4,111	14,620
Payments	(3,785)	(9,406)
Release of excess accrual	(325)	(473)
Foreign currency translation adjustment	(1)	(630)
Ending balance	0	4,111
2014 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Beginning balance	469	6,341
Payments	(143)	(4,789)
Release of excess accrual	(325)	(453)
Foreign currency translation adjustment	(1)	(630)
Ending balance	0	469
2014 Restructuring | Facility Related
Restructuring Reserve [Roll Forward]
Beginning balance	3,428	7,627
Payments	(3,428)	(4,199)
Release of excess accrual	0	0
Foreign currency translation adjustment	0	0
Ending balance	0	3,428
2014 Restructuring | Contract and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	214	652
Payments	(214)	(418)
Release of excess accrual	0	(20)
Foreign currency translation adjustment	0	0
Ending balance	0	214
2011 Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	726	10,606
Payments	(381)	(8,895)
Release of excess accrual	(340)	(775)
Foreign currency translation adjustment	(5)	(210)
Ending balance	0	726
2011 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Beginning balance	726	9,782
Payments	(381)	(8,071)
Release of excess accrual	(340)	(775)
Foreign currency translation adjustment	(5)	(210)
Ending balance	0	726
2011 Restructuring | Facility Related
Restructuring Reserve [Roll Forward]
Beginning balance	0	313
Payments	0	(313)
Release of excess accrual	0	0
Foreign currency translation adjustment	0	0
Ending balance	0	0
2011 Restructuring | Contract and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	0	511
Payments	0	(511)
Release of excess accrual	0	0
Foreign currency translation adjustment	0	0
Ending balance	$ 0	$ 0